Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Changes in Group's Provisions
Changes in the Group’s provisions for the fiscal years ended December 31, 2021, 2020 and 2019 are as follows:

	Provision for lawsuits and contingencies			Provision for environmental liabilities		Provision for hydrocarbon wells abandonment obligations				Total
	Non-current		Current	Non-current	Current	Non-current		Current		Non-current	Current

Balance as of December 31, 2018	21,235		1,123	3,720	1,622	58,433		1,784		83,388	4,529

Increases charged to expenses	18,460	(3)	9	1,695	—	7,409		—		27,564	9
Decreases charged to income	(2,358)		(744)	(63)	—	(2,950)		—		(5,371)	(744)
Applications due to utilization	(73)		(194)	—	(1,821)	—		(2,774)		(73)	(4,789)
Reclassifications and other movements	(744)		648	(2,003)	2,003	(1,004	) (1)	2,176	(1)	(3,751)	4,827
Net exchange and translation differences	7,405		443	479	106	35,219		1,079		43,103	1,628
Result from net monetary position (2)	(92)		—	—	—	—		—		(92)	—

Balance as of December 31, 2019	43,833		1,285	3,828	1,910	97,107		2,265		144,768	5,460

Increases charged to expenses	8,917	(4)	219	3,428	—	11,117		—		23,462	219
Decreases charged to income	(6,331	) (5)	(1,039)	(224)	—	(5,249)		—		(11,804)	(1,039)
Applications due to utilization	(43)		(132)	—	(1,330)	—		(1,298)		(43)	(2,760)
Reclassifications and other movements	(5,447	) (6)	1,103	(2,026)	2,026	(13,572	) (1)	(346	) (1)	(21,045)	2,783
Net exchange and translation differences	9,475		498	525	12	41,185		960		51,185	1,470
Result from net monetary position (2)	(35)		—	—	—	—		—		(35)	—

Balance as of December 31, 2020	50,369		1,934	5,531	2,618	130,588		1,581		186,488	6,133

Increases charged to expenses	40,607	(7)	199	10,876	—	14,955		—		66,438	199
Decreases charged to income	(4,278)		(3,574)	(12)	—	(9,632)		—		(13,922)	(3,574)
Applications due to utilization	(655)		(676)	—	(2,489)	—		(1,788)		(655)	(4,953)
Reclassifications and other movements	(4,283)		3,938	(6,888)	6,888	(6,567	) (1)	9,916	(1)	(17,738)	20,742
Net exchange and translation differences	7,758		383	295	6	29,859		361		37,912	750
Result from net monetary position (2)	(45)		—	—	—	—		—		(45)	—

Balance as of December 31, 2021	89,473		2,204	9,802	7,023	159,203		10,070		258,478	19,297

(1)	Includes 3,349, (13,918) and 1,172 corresponding to the annual recalculation of abandonment of hydrocarbon wells cost for the years ended December 31, 2021, 2020 and 2019, respectively.
(2)
Includes adjustment for inflation of opening balances of provisions in subsidiaries with the Peso as functional currency which was charged to other comprehensive income and the adjustment for inflation of the fiscal year, which was charged to results.

(3)
Includes 10,572 corresponding to the recognition of the dispute relating to the tax deduction of hydrocarbon well abandonment costs for periods 2011-2017 plus the accrual of financial interest since March 31, 2019, date on which the Company decided to adhere to the regime of extended moratorium. See Note 17.

(4)	Includes the accrual of financial interest corresponding to the recognition of the dispute relating to the tax deduction of hydrocarbon well abandonment costs for periods 2011-2017.
(5)
Includes 3,645 corresponding to the recovery of liabilities with the regime of extended moratorium for periods 2011-2013 of the dispute relating to the tax deduction of hydrocarbon well abandonment costs. See Note 17.

(6)
Includes 2,953 reclassified as “Income tax liability” with the regime of extended moratorium for 2011-2013 of the dispute relating to the tax deduction of hydrocarbon well abandonment costs. See Note 17.

(7)	Includes the accrual of financial interest corresponding to the recognition of the dispute relating to the tax deduction of hydrocarbon well abandonment costs for periods 2014-2017.